Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025
Columbia Income Builder Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Average Annual Return, Percent		2.07%	2.30%	3.81%
Columbia Income Builder Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (including sales charges)
Average Annual Return, Percent		5.36%	2.53%	3.54%
Columbia Income Builder Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		7.56%	3.58%	4.59%
Columbia Income Builder Fund - Institutional 2 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Average Annual Return, Percent		7.55%	3.60%	4.61%
Columbia Income Builder Fund - Institutional 3 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Average Annual Return, Percent	[1]	7.60%	3.65%	4.59%
Columbia Income Builder Fund - Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
Average Annual Return, Percent		6.97%	3.06%	4.06%
Without Sales Load [Member] | Columbia Income Builder Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (excluding sales charges)
Average Annual Return, Percent		7.20%	3.30%	4.32%
Without Sales Load [Member] | Columbia Income Builder Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charges)
Average Annual Return, Percent		6.36%	2.53%	3.54%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		2.07%	(0.60%)	1.19%
Blended Benchmark - 65% Bloomberg U.S. Aggregate Bond Index, 25% Russell 3000® Value Index, 10% FTSE Three-Month U.S. Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Blended Benchmark - 65% Bloomberg U.S. Aggregate Bond Index, 25% Russell 3000® Value Index, 10% FTSE Three-Month U.S. Treasury Bill Index
Average Annual Return, Percent		6.62%	2.61%	3.47%
Russell 3000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Value Index
Average Annual Return, Percent		19.32%	10.08%	9.32%

[1]	The returns shown for periods prior to March 1, 2017 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.